Investments - Schedule of Financial Information of Unconsolidated Entity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Financial Information of Unconsolidated Entity [Line Items]
Current assets	$ 219,436,251	$ 137,218,305
Current liabilities	168,368,624	101,457,942
Net sales	373,223,819	210,119,238	$ 195,681,315
Loss from operations	3,221,799	4,719,183	5,777,882
Net loss	716,730	6,638,488	7,478,936
Unconsolidated [Member]
Schedule of Financial Information of Unconsolidated Entity [Line Items]
Current assets	80,963	87,473
Noncurrent assets	64,680	156,615
Current liabilities	341,290	273,678
Noncurrent liabilities
Net sales	1,344,468	645,107
Gross profit	142,685	18,116
Loss from operations	(289,744)	(188,279)
Net loss	$ (289,600)	$ (187,758)